SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Summary Of Significant Accounting Policies [Abstract]
Schedule of estimated useful lives of property and equipment [Table Text Block]
Computer equipment:	3 years
Furniture and fixtures:	5-10 years.